Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue
Schedule of revenues from different product groups and services

	For the Year Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Merchandise sales
Watches	863,382	1,122,756	1,772,466
Bags	691,474	837,516	797,700
Clothing, Footwear and Accessories	403,722	833,102	1,412,024
Jewelleries	531,533	703,216	856,110
Other products	76,761	184,205	406,146
Total merchandise sales	2,566,872	3,680,795	5,244,446
Marketplace and other services:
Marketplace services	15,707	42,114	86,720
Other services	11,243	17,546	56,411
Total marketplace and other services:	26,950	59,660	143,131
Total revenues	2,593,822	3,740,455	5,387,577

Schedule of Group's revenues from geographic areas

	For the Year Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Mainland China	2,379,062	3,435,661	4,816,463
Hong Kong	201,559	286,807	554,376
Others	13,201	17,987	16,738
Total revenues	2,593,822	3,740,455	5,387,577

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]

			Amounts
			without
	As of		adoption of
	December 31, 2018	Adjustments	ASC 606
Advance from customers	66,954	41,856	108,810
Deferred revenue	62,478	(39,279)	23,199
Accrued expenses and other liabilities	352,714	(2,577)	350,137

Schedule of changes in the Company's deferred revenue (contract liability)

For the Year Ended
December 31, 2018
Deferred revenue as of January 1, 2018 prior to adoption of ASC606	12,051
Reclassification of VAT payable to Accrued expenses and other liabilities as of January 1, 2018 as a result of adoption of ASC606	(562)
Reclassification of Advance from customers, net of VAT as of January 1, 2018 as a result of adoption of ASC606	53,091
Cash received in advance, net of VAT	5,327,054
Revenue recognized from opening balance of Deferred revenue	(64,580)
Revenue recognized from Deferred revenue arising during current period	(5,264,576)
Deferred revenue as of December 31, 2018	62,478